Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases
We lease office space in several locations globally under operating lease arrangements, and in limited instances may enter into operating or finance leases for flight equipment. Our leases have remaining lease terms of up to 18 years, and in some cases we have options to extend the lease terms for up to ten years. Our finance lease arrangements may be terminated prior to their original expiration date at our discretion.
As of December 31, 2023 and 2022, operating lease ROU assets net of lease incentives and lease deficiencies included in other assets were $57 million and $82 million, respectively, and operating lease liabilities included in accounts payable, accrued expenses and other liabilities were $92 million and $135 million, respectively. As of December 31, 2023 and 2022, finance lease liabilities included in other secured debt were $140 million and $137 million, respectively.
As of December 31, 2023 and 2022, supplemental balance sheet information related to leases was as follows:

	December 31, 2023		December 31, 2022
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	4.3	13.7	4.5	14.3
Weighted average discount rate	4.1%	6.5%	3.8%	6.5%
As of December 31, 2023, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2024	$50,221	$12,800
2025	13,174	12,800
2026	8,670	12,800
2027	8,702	12,800
2028	8,258	12,800
Thereafter	18,745	171,505
Total lease payments	$107,770	$235,505
Less: Imputed interest	(15,687)	(95,931)
Present value of lease liabilities	$92,083	$139,574

Leases	Leases
We lease office space in several locations globally under operating lease arrangements, and in limited instances may enter into operating or finance leases for flight equipment. Our leases have remaining lease terms of up to 18 years, and in some cases we have options to extend the lease terms for up to ten years. Our finance lease arrangements may be terminated prior to their original expiration date at our discretion.
As of December 31, 2023 and 2022, operating lease ROU assets net of lease incentives and lease deficiencies included in other assets were $57 million and $82 million, respectively, and operating lease liabilities included in accounts payable, accrued expenses and other liabilities were $92 million and $135 million, respectively. As of December 31, 2023 and 2022, finance lease liabilities included in other secured debt were $140 million and $137 million, respectively.
As of December 31, 2023 and 2022, supplemental balance sheet information related to leases was as follows:

	December 31, 2023		December 31, 2022
	Operating leases	Finance leases	Operating leases	Finance leases
Weighted average remaining lease term (years)	4.3	13.7	4.5	14.3
Weighted average discount rate	4.1%	6.5%	3.8%	6.5%
As of December 31, 2023, maturities of operating and finance lease liabilities were as follows:

	Operating leases	Finance leases
2024	$50,221	$12,800
2025	13,174	12,800
2026	8,670	12,800
2027	8,702	12,800
2028	8,258	12,800
Thereafter	18,745	171,505
Total lease payments	$107,770	$235,505
Less: Imputed interest	(15,687)	(95,931)
Present value of lease liabilities	$92,083	$139,574